As filed with the Securities and Exchange Commission on November 23, 2011

Registration Nos. 033-24848; 811-05669

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Post-Effective Amendment No. 79 [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 80 [X]

FIFTH THIRD FUNDS

(Exact Name of Registrant as Specified in Charter)

38 Fountain Square Plaza

Cincinnati, Ohio 45263

(Address of Principal Executive Office) (Zip Code)

(800) 282-5706 (Registrant's Telephone Number, including Area Code)

E. Keith Wirtz

President

Fifth Third Funds

38 Fountain Square Plaza

Cincinnati, Ohio 45263

(Name and Address of Agent for Service)

with a copy to:

David A. Sturms

Vedder Price P.C.
222 North LaSalle Street
Chicago, IL  60601-1003

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b)

[ X] On April 20, 2012 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)

[ ] On ___________ pursuant to paragraph (a)(1)

[ ] 75 days after filing pursuant to paragraph (a)(2)

[ ] On ____ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ X ] This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

Title of securities being registered: Shares of Beneficial Interest

EXPLANATORY NOTE

This Post-Effective Amendment No. 78 to the Registration Statement on Form N-1A for Fifth Third Funds (the “Funds”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 74 (“PEA No. 74”), which was filed with the Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001209286-11-000814 on November 10,  2011, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act.  Since no other changes are intended to be made to PEA No. 74 by means of this filing, Part A, Part B and Part C of PEA No. 74 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Fifth Third Managed Account Shares (MASH) Income Fund, a series of the Funds, is incorporated herein by reference to Part A of PEA No. 74.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information the Fund is incorporated herein by reference to Part B of PEA No. 74.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 74.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 79 under the Securities Act and Post-Effective Amendment No. 80 under the 1940 Act to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, and the State of Ohio, on the 20th day of March 2012.

FIFTH THIRD FUNDS

/s/ E. Keith Wirtz

E. Keith Wirtz

President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed in the capacities and on the dates indicated.

Signature	Title	Date
/s/ E. Keith Wirtz E. Keith Wirtz	President and Trustee (Principal Executive Officer)	March 20, 2012
/s/ Shannon King Shannon King	Treasurer (Principal Financial Officer)	March 20, 2012
* /s/ Edward Burke Carey Edward Burke Carey	Chairman and Trustee	March 20, 2012
* /s/ David J. Durham David J. Durham	Trustee	March 20, 2012
* /s/ J. Joseph Hale, Jr. J. Joseph Hale, Jr.	Trustee	March 20, 2012
* /s/ John E. Jaymont John E. Jaymont	Trustee	March 20, 2012
* /s/ David J. Gruber David J. Gruber	Trustee	March 20, 2012

*By: /s/ Julie Tedesco

Secretary

*Attorney-in-fact pursuant to Powers of Attorney incorporated by reference to Exhibit (q) to Registrant’s Post-Effective Amendment No. 71 on Form N-1A (filed November 27, 2009).